Supplemental Cash Flow Disclosure - Disclosure of cash flow statement (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Non-cash investing and financing transactions:
Right of use asset acquired	$ 0		$ 69,129
Accretion income on promissory note receivable	0	$ 0	1,696
Accretion expense on related party note payable	575,923	494,084	0
Assets transferred from Property and equipment to Inventory	0	593,320	0
Assets transferred from Inventory to Property and equipment	$ 0	$ 0	$ 874,278